Fair Value Measurements - Derivatives in Cash Flow Hedging Relationships (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest rate swap arrangements [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Loss Recognized in OCI on Derivatives (Effective Portion)	$ 23	$ 38	$ 12
Interest expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Loss Recognized in OCI on Derivatives (Effective Portion)	25	21	14
Amount of Loss Recognized in Income on Derivatives (Ineffective Portion and Amount Excluded from Effectiveness Testing)		$ 19	$ 50